Prudential Investments LLC

Gateway Center Three

100 Mulberry Street, 4th Floor

Newark, New Jersey 07102

EDGAR CORRESPONDENCE

July 2, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE
Washington, D.C.  20549

Re:          Advanced Series Trust

Investment Company Act File No. 811-5186

Securities Act Post-Effective Amendment No. 75; 1940 Act Amendment No. 77

Ladies and Gentlemen:

We understand that Advanced Series Trust (the “Registrant”) is transmitting for filing with the Securities and Exchange Commission Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940 (together, the “Amendment”).  The Amendment adds to such registration statement AST Jennison Large-Cap Value Portfolio and AST Jennison Large-Cap Growth Portfolio (together, the “Portfolios”), two new portfolio series of the Registrant.  The Amendment does not affect any other portfolio series of the Registrant.

The Amendment is being filed in accordance with Rule 485(a)(2) under the Securities Act of 1933, as amended.  The Registrant anticipates filing an amendment to such registration statement pursuant to Rule 485(b) on or before September 15, 2009, the proposed effective date for the Amendment, to complete the information in such registration statement relating to the Portfolios.

Please call me at (973) 367-3161 if you have any question or comment with respect to the Registrant or the Amendment.

Sincerely,

/s/ John P. Schwartz

John P/ Schwartz

JPS/hex